UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 18534 N. Dale Mabry Hwy
         Lutz, FL  33548

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President/Co-Founder
Phone:     813-960-9600

Signature, Place, and Date of Signing:

     /s/ Julie C. Carnevale     Lutz, FL/USA     July 30, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $152,863 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     5163   121002 SH       Sole                    33015        0    87987
APPLE INC                      COM              037833100     5677    22571 SH       Sole                     7378        0    15193
BEST BUY INC                   COM              086516101     5948   175675 SH       Sole                    63235        0   112440
BROADCOM CORP                  CL A             111320107     5202   157791 SH       Sole                    71683        0    86108
COACH INC                      COM              189754104     4383   119907 SH       Sole                    41042        0    78865
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5259   105055 SH       Sole                    33765        0    71290
DANAHER CORP DEL               COM              235851102     3941   106168 SH       Sole                    29746        0    76422
DIAMOND OFFSHORE DRILLING IN   COM              25271c102      630    10135 SH       Sole                     1380        0     8755
EBAY INC                       COM              278642103     4953   252588 SH       Sole                    78353        0   174235
EXXON MOBIL CORP               COM              30231g102      830    14545 SH       Sole                        0        0    14545
FISERV INC                     COM              337738108     4584   100397 SH       Sole                    31642        0    68755
GAMESTOP CORP NEW              CL A             36467w109     6563   349277 SH       Sole                   125687        0   223590
GOOGLE INC                     CL A             38259p508     3963     8906 SH       Sole                     2821        0     6085
HEWLETT PACKARD CO             COM              428236103     4042    93400 SH       Sole                    32630        0    60770
HUDSON CITY BANCORP            COM              443683107     5192   423810 SH       Sole                   161275        0   262535
ITT EDUCATIONAL SERVICES INC   COM              45068B109     5320    64075 SH       Sole                    21580        0    42495
JOHNSON & JOHNSON              COM              478160104     5593    94707 SH       Sole                    30192        0    64515
KOHLS CORP                     COM              500255104     5512   116046 SH       Sole                    38349        0    77697
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     5644    79670 SH       Sole                    26600        0    53070
LIVEPERSON INC                 COM              538146101       91    13305 SH       Sole                    10190        0     3115
MANITOWOC INC                  COM              563571108     5135   561782 SH       Sole                   182344        0   379438
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     6406   116305 SH       Sole                    35490        0    80815
MEDTRONIC INC                  COM              585055106     3565    98290 SH       Sole                    34665        0    63625
MONSANTO CO NEW                COM              61166W101     1539    33305 SH       Sole                        0        0    33305
NATIONAL OILWELL VARCO INC     COM              637071101     1290    39008 SH       Sole                      291        0    38717
NII HLDGS INC                  CL B NEW         62913f201     4446   136717 SH       Sole                    43977        0    92740
NIKE INC                       CL B             654106103     4128    61112 SH       Sole                    19732        0    41380
ORACLE CORP                    COM              68389X105     3988   185840 SH       Sole                    61610        0   124230
PEPSICO INC                    COM              713448108     1928    31640 SH       Sole                      850        0    30790
PROCTER & GAMBLE CO            COM              742718109     4288    71483 SH       Sole                    19703        0    51780
RESEARCH IN MOTION LTD         COM              760975102     2733    55478 SH       Sole                    16608        0    38870
SCHWAB CHARLES CORP NEW        COM              808513105      758    53435 SH       Sole                        0        0    53435
STRYKER CORP                   COM              863667101     3198    63881 SH       Sole                    21310        0    42571
SYSCO CORP                     COM              871829107     1398    48920 SH       Sole                     6645        0    42275
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4449    85577 SH       Sole                    29160        0    56417
UNITED TECHNOLOGIES CORP       COM              913017109     4039    62226 SH       Sole                    21803        0    40423
UNITEDHEALTH GROUP INC         COM              91324p102     3919   138007 SH       Sole                    40100        0    97907
WALGREEN CO                    COM              931422109     3690   138195 SH       Sole                    39380        0    98815
WEATHERFORD INTERNATIONAL LT   REG              h27013103     3476   264544 SH       Sole                    86078        0   178466